Banking Facilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking Facility [Line Items]
Amount available from banking facilities	$ 607,517	$ 275,843
Unutilized aggregate available banking facilities	$ 56,967	$ 71,457